[LOGO]                                              THOMAS S.CLARK
                                                    Counsel
                                                    Law and Regulatory Affairs
                                                    Telephone:(860) 308-5811
                                                    Fax: (860) 308-3923

                                                    May 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Desk

RE:    THE TRAVELERS INSURANCE COMPANY ("TIC")
       THE TRAVELERS LIFE AND ANNUITY COMPANY ("TLAC")
       CITICORP LIFE INSURANCE COMPANY ("CLIC")
       FIRST CITICORP LIFE INSURANCE COMPANY ("FLIC")
       REGISTRATION STATEMENTS ON FORMS N-4, N-6, AND N-3
       FILINGS PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants shown in the attached Appendix hereby certify that:

     1. For each Registration Statement shown in the Appendix, the form of prospectuses and statements of additional information that would have been filed under Rule 497(b) or 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

     2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (860) 308-5811.

Very truly yours,

/s/ Thomas S. Clark

Thomas S. Clark

                                    APPENDIX

                     REGISTRANTS AND REGISTRATION STATEMENTS

     CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------------
                                                  REGISTRATION
                   REGISTRANT                       STATEMENT       1940 ACT #      DEPOSITOR     FORM
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Nine For
Variable Annuities                                  333-82009        811-09411         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Nine For
Variable Annuities                                  333-65926        811-09411         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Ten For Variable
Annuities                                           333-82013        811-09413        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Ten For Variable
Annuities                                           333-65922        811-09413        TLAC         N4
-----------------------------------------------------------------------------------------------------------
TIC Separate Account Eleven For Variable
Annuities                                          333-101778        811-21262         TIC         N4
-----------------------------------------------------------------------------------------------------------
TLAC Separate Account Twelve For Variable
Annuities                                          333-101814        811-21266        TLAC         N4
-----------------------------------------------------------------------------------------------------------
TIC Separate Account Thirteen For Variable
Annuities                                          333-101777        811-21263         TIC         N4
-----------------------------------------------------------------------------------------------------------
TLAC Separate Account Fourteen For Variable
Annuities                                          333-101815        811-21267        TLAC         N4
-----------------------------------------------------------------------------------------------------------
TIC Variable Annuity Separate Account 2002         333-100435        811-21220         TIC         N4
-----------------------------------------------------------------------------------------------------------
TIC Variable Annuity Separate Account 2002         333-109612        811-21220         TIC         N4
-----------------------------------------------------------------------------------------------------------
TLAC Variable Annuity Separate Account 2002        333-100434        811-21221        TLAC         N4
-----------------------------------------------------------------------------------------------------------
TLAC Variable Annuity Separate Account 2002        333-109611        811-21221        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD III For Variable Annuities    333-70657        811-08225         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD III For Variable Annuities    333-27689        811-08225         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD III For Variable Annuities    333-65942        811-08225         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD IV For Variable Annuities     333-70659        811-08223        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD IV For Variable Annuities     333-27687        811-08223        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD IV For Variable Annuities     333-65946        811-08223        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Five for
Variable Annuities                                  333-58783        811-08867         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Six for Variable
Annuities                                           333-58809        811-08869        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund ABD For Variable Annuities       33-65343         811-07465         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund ABD For Variable Annuities       33-65506         811-07465         TIC         N4
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                  REGISTRATION
                   REGISTRANT                       STATEMENT       1940 ACT #      DEPOSITOR     FORM
-----------------------------------------------------------------------------------------------------------
The Travelers Fund ABD For Variable Annuities       333-23311        811-07465         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund ABD II For Variable Annuities    33-65339         811-07463        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund ABD II For Variable Annuities    333-65500        811-07463        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund ABD II For Variable Annuities    333-23327        811-07463        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account TM for Variable
Annuities                                           333-40193        811-08477         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account TM II for
Variable Annuities                                  333-40191        811-08479        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account PF for Variable
Annuities                                           333-32589        811-08313         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account PF for Variable
Annuities                                           333-72334        811-08313         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account PF II for
Variable Annuities                                  333-32581        811-08317        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account PF II for
Variable Annuities                                  333-72336        811-08317        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account QP for Variable
Annuities                                           333-00165        811-07487         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Seven For
Variable Annuities                                  333-60227        811-08909         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Separate Account Eight For
Variable Annuities                                  333-60215        811-08907        TLAC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD For Variable Annuities        33-73466         811-08242         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund BD II For Variable Annuities     33-58131         811-07259        TLAC         N4
-----------------------------------------------------------------------------------------------------------
Citicorp Life Variable Annuity Separate Account     333-71379        811-08628        CLIC         N4
-----------------------------------------------------------------------------------------------------------
Citicorp Life Variable Annuity Separate Account     33-81626         811-08628        CLIC         N4
-----------------------------------------------------------------------------------------------------------
First Citicorp Life Variable Annuity Separate
Account                                             333-71377        811-08732        FCLIC        N4
-----------------------------------------------------------------------------------------------------------
First Citicorp Life Variable Annuity Separate
Account                                             33-83354         811-08732        FCLIC        N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL for Variable Life
Insurance                                            2-88637         811-03927         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL II for Variable Life
Insurance                                           333-63927        811-07411        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL for Variable Life
Insurance                                           333-69771        811-03927         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL II for Variable Life
Insurance                                           333-69773        811-07411        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL for Variable Life
Insurance                                           333-56952        811-03927         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL II for Variable Life
Insurance                                           333-56958        811-07411        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL for Variable Life
Insurance                                           333-96519        811-03927         TIC         N6
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                  REGISTRATION
                   REGISTRANT                       STATEMENT       1940 ACT #      DEPOSITOR     FORM
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL II for Variable Life
Insurance                                           333-96517        811-07411        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL for Variable Life
Insurance                                           333-96515        811-03927         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL for Variable Life
Insurance                                          333-113109        811-03927         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL II for Variable Life
Insurance                                           333-96521        811-07411        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL II for Variable Life
Insurance                                          333-113110        811-07411        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Variable Life Insurance Separate
Account Three                                       333-88576        811-08950         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Variable Life Insurance Separate
Account One                                         333-88578        811-08952        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Variable Life Insurance Separate
Account Four                                        333-15045        811-07878         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Variable Life Insurance Separate
Account Two                                         333-15053        811-07891        TLAC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL III for Variable Life
Insurance                                           333-71349        811-09215         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL III for Variable Life
Insurance                                           333-94779        811-09215         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL III for Variable Life
Insurance                                          333-113533        811-09215         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL III for Variable Life
Insurance                                           333-64364        811-09215         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund UL III for Variable Life
Insurance                                          333-105335        811-09215         TIC         N6
-----------------------------------------------------------------------------------------------------------
The Travelers Fund U for Variable Annuities          2-79529         811-03575         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund U for Variable Annuities        333-116783        811-03575         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Fund U for Variable Annuities        333-117028        811-03575         TIC         N4
-----------------------------------------------------------------------------------------------------------
The Travelers Growth and Income Stock Account
for Variable Annuities                               2-27330         811-01539         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Growth and Income Stock Account
for Variable Annuities                             333-116780        811-01539         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Growth and Income Stock Account
for Variable Annuities                             333-117026        811-01539         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Quality Bond Account for Variable
Annuities                                            2-53757         811-02571         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Quality Bond Account for Variable
Annuities                                          333-116781        811-02571         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Quality Bond Account for Variable
Annuities                                          333-117030        811-02571         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Money Market Account for Variable
Annuities                                            2-76358         811-03409         TIC         N3
-----------------------------------------------------------------------------------------------------------
The Travelers Money Market Account for Variable
Annuities                                          333-116782        811-03409         TIC         N3
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                  REGISTRATION
                   REGISTRANT                       STATEMENT       1940 ACT #      DEPOSITOR     FORM
-----------------------------------------------------------------------------------------------------------
The Travelers Money Market Account for Variable
Annuities                                          333-117032        811-03409         TIC         N3
-----------------------------------------------------------------------------------------------------------
Tactical Growth and Income Stock Account for
Variable Annuities                                  33-13052         811-05090         TIC         N3
-----------------------------------------------------------------------------------------------------------
Tactical Short-Term Bond Account for Variable
Annuities                                           33-13051         811-05089         TIC         N3
-----------------------------------------------------------------------------------------------------------
Tactical Aggressive Stock Account for Variable      33-13053         811-05091         TIC         N3
Annuities
-----------------------------------------------------------------------------------------------------------